7. INVENTORIES (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Inventories	$ 641,088	$ 344,692	$ 454,588
Reserve for impaired inventory	$ 10,000	$ 10,000	$ 10,000